Annual Fund Operating Expenses - Class A - Thrivent Aggressive Allocation Fund - Class A	Feb. 28, 2021
Operating Expenses:
Management Fees	0.73%
Distribution and Shareholder Service (12b-1) Fees	0.25%
Other Expenses	0.17%
Acquired Fund Fees and Expenses	0.25%
Total Annual Fund Operating Expenses	1.40%
Less Fee Waivers and/or Expense Reimbursements	0.20%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.20%